Saluda Grade Mortgage Funding LLC ABS-15G

Exhibit 99.5 - Schedule 4

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
ApplicationDate	0	1	0%
B1FirstName	0	1	0%
B1LastName	0	1	0%
B1SelfEmploymentFlag	0	1	0%
CashDisbursementDate	0	1	0%
ClosingSettlementDate	0	1	0%
CLTV	0	1	0%
DrawAccessPeriod	0	1	0%
FirstPaymentDate	0	1	0%
Index	0	1	0%
InterestRate	0	1	0%
LienPosition	0	1	0%
LoanAmount	0	1	0%
LoanProgram	0	1	0%
Margin	0	1	0%
MaturityDate	0	1	0%
NumberofUnits	0	1	0%
Occupancy	0	1	0%
OriginatorDocType	0	1	0%
PropertyAddress	0	1	0%
PropertyCity	0	1	0%
PropertyCounty	0	1	0%
PropertyState	0	1	0%
PropertyType	0	1	0%
PropertyZipCode	0	1	0%
Term	0	1	0%